INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME TAX EXPENSES BENEFITS

Income tax expense (benefits)

	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Current tax expense (benefits)	$3,229	$(1,902)
Deferred tax (benefit) expense	-	(7,964)
	$3,229	$(9,866)
Income tax expense (benefits)
	2020	2019
Current tax expense	$15,187	$35,456
Deferred tax expense (benefits)	-	129,812
	$15,187	$165,268
Income tax expense (benefits)
	2019	2018
Current tax expense	$35,456	$-
Deferred tax expense (benefits)	129,812	(43,930)
	$165,268	$(43,930)

SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES

	For the six months ended June 30,
	2021	2020
	(Unaudited)	(Unaudited)
Loss before tax	$(187,930)	$(423,287)
Tax (credit) calculated at statutory tax rate (25%)	(46,983)	(105,822)
Valuation allowance	50,212	95,956
	$3,229	$(9,866)

	2020	2019
Income (loss) before tax	$(225,393)	$539,207
Tax (credit)/expense calculated at statutory tax rate	(56,348)	134,802
Income tax exemptions and reliefs	(43,805)	(72,418)
Income tax difference under difference tax jurisdictions	29,273	65,596
Others (Note 1)	86,067	37,288
	$15,187	$165,268

	2019	2018
Income (loss) before tax	$539,207	$(323,211)
Tax expense calculated at statutory tax rate	134,802	(80,803)
Income tax exemptions and reliefs	(72,418)	-
Income tax difference under difference tax jurisdictions	65,596	(12,472)
Others (Note 1)	37,288	49,345
	$165,268	$(43,930)

SCHEDULE OF DEFERRED INCOME TAX

The movement in the deferred income tax account is as follows:

	2019	2018
Beginning of the year	$129,812	$-
Deferred tax assets acquired through acquisition of ZDSE	-	89,384
(Debited)/Credited to the statement of income (loss)	(129,322)	43,930
Exchange difference	(490)	(3,502)
End of the period/year	$-	$129,812